Return Stacked Bonds & Merger Arbitrage ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 19.4%	Shares	Value
Building Materials - 10.7%
AZEK Co., Inc. (a)	41,218	$2,042,764

Commercial Services - 8.7%
Dun & Bradstreet Holdings, Inc.	186,147	1,669,739
TOTAL COMMON STOCKS (Cost $3,666,455)		3,712,503

SHORT-TERM INVESTMENTS - 76.3%
Money Market Funds - 76.3%
First American Government Obligations Fund - Class X, 4.25% (b)(c)	14,620,408	14,620,408
TOTAL SHORT-TERM INVESTMENTS (Cost $14,620,408)		14,620,408

TOTAL INVESTMENTS - 95.7% (Cost $18,286,863)		18,332,911
Other Assets in Excess of Liabilities - 4.3%		831,418
TOTAL NET ASSETS - 100.0%		$19,164,329
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Return Stacked Bonds & Merger Arbitrage ETF
Schedule of Securities Sold Short
April 30, 2025 (Unaudited)

COMMON STOCKS - (5.3)%	Shares	Value
Building Materials - (5.3)%
James Hardie Industries PLC - ADR (a)	(42,619)	$(1,011,775)
TOTAL COMMON STOCKS (Proceeds $1,017,072)		(1,011,775)

TOTAL SECURITIES SOLD SHORT – (5.3)% (Proceeds $1,017,072)		$(1,011,775)

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt PLC - Public Limited Company

(a) Non-income producing security.

Return Stacked Bonds & Merger Arbitrage ETF
Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with StoneX.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation
U.S. Treasury 10 Year Notes	42	06/18/2025	$4,713,187	$101,193
U.S. Treasury 2 Year Notes	23	06/30/2025	4,787,414	39,595
U.S. Treasury 5 Year Notes	44	06/30/2025	4,804,594	92,945
U.S. Treasury Long Bonds	41	06/18/2025	4,781,625	42,006
Net Unrealized Appreciation				$275,739

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked Bonds & Merger Arbitrage ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,712,503	$–	$–	$3,712,503
Money Market Funds	14,620,408	–	–	14,620,408
Total Investments	$18,332,911	$–	$–	$18,332,911

Other Financial Instruments: (a)
Futures Contracts	275,739	–	–	275,739
Total Other Financial Instruments	$275,739	$–	$–	$275,739

Liabilities:
Investments:
Common Stocks	$(1,011,775)	$–	$–	$(1,011,775)
Total Investments	$(1,011,775)	$–	$–	$(1,011,775)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.